Finance Receivables and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Components of Finance Receivables

The components of the finance receivables, which are included in prepaid expenses and other current assets, and other assets in the accompanying consolidated balance sheets, are as follows:

	December 31
	2018	2017
	(Millions of yen)
Total minimum lease payments receivable	351,198	361,686
Unguaranteed residual values	12,661	15,055
Executory costs	(2,112)	(2,216)
Unearned income	(31,007)	(32,286)

	330,740	342,239
Less allowance for credit losses	(2,675)	(2,681)

	328,065	339,558
Less current portion	(111,629)	(120,186)

	216,436	219,372

Activity in Allowance for Credit Losses

The activity in the allowance for credit losses is as follows:

	Years ended December 31
	2018	2017
	(Millions of yen)
Balance at beginning of year	2,681	2,325
Charge-offs	(1,284)	(1,523)
Provision	938	1,436
Translation adjustments and other	340	443

Balance at end of year	2,675	2,681

Future Minimum Lease Payments to be Received under Financing Leases and Noncancelable Operating Leases

The following is a schedule by year of the future minimum lease payments to be received under financing leases and noncancelable operating leases at December 31, 2018.

	Financing leases	Operating leases
	(Millions of yen)
Year ending December 31:
2019	127,068	9,207
2020	98,772	6,409
2021	66,719	2,917
2022	37,181	1,202
2023	14,792	317
Thereafter	6,666	60

	351,198	20,112